Statement of changes in equity - AUD ($)	Total	Contributed equity [member]	Other Contributed equity [member]	Reserves [member]	Foreign currency translation reserve [Member]	Accumulated Losses [member]
Beginning Balance (Previously stated [member]) at Jun. 30, 2021	$ 37,850,719	$ 80,290,062	$ 464,000	$ 1,753,886	$ (453,320)	$ (44,203,909)
Beginning Balance (Adjustment for correction of error [member]) at Jun. 30, 2021	2,476					2,476
Beginning Balance at Jun. 30, 2021	37,853,195	80,290,062	464,000	1,753,886	(453,320)	(44,201,433)
Loss after income tax benefit for the half-year | Previously stated [member]	(13,022,408)
Loss after income tax benefit for the half-year	(13,201,848)					(13,201,848)
Other comprehensive income for the half-year, net of tax	6,946				6,946
Total comprehensive income for the half-year	(13,194,902)				6,946	(13,201,848)
Transactions with owners in their capacity as owners:
Immaterial reclassification					(433,333)	433,333
Exercise of options	16,700	16,700		(5,622)		5,622
Employee share-based payment options - expired				(159,142)		159,142
Employee share-based payment options	640,906			640,906
Ending balance at Dec. 31, 2021	25,315,899	80,306,762	464,000	2,230,028	(879,707)	(56,805,184)
Beginning Balance (Previously stated [member]) at Jun. 30, 2022	18,638,287	84,480,249		3,263,703	(852,038)	(68,253,627)
Beginning Balance (Adjustment for correction of error [member]) at Jun. 30, 2022	(363,764)					(363,764)
Beginning Balance at Jun. 30, 2022	18,274,523	84,480,249		3,263,703	(852,038)	(68,617,391)
Loss after income tax benefit for the half-year	(13,586,027)					(13,586,027)
Other comprehensive income for the half-year, net of tax	86,494				86,494
Total comprehensive income for the half-year	(13,499,533)				86,494	(13,586,027)
Issue of shares	6,263,986	6,263,986
Share issue costs	(400,517)		(400,517)
Transactions with owners in their capacity as owners:
Employee share-based payment options - expired				(3,486)		3,486
Employee share-based payment options	944,726			944,726
Ending balance at Dec. 31, 2022	$ 11,583,185	$ 90,744,235	$ (400,517)	$ 4,204,943	$ (765,544)	$ (82,199,932)